General (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets	$16,785
Property and equipment	1,088
Goodwill	77,013
Intangible assets	38,146
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	31,759

Total purchase price	$101,351

Schedule of finite-lived intangible assets acquired as part of business combination

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value

Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Schedule of pro forma information

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2017 and 2016, assuming that the acquisition of StoneRiver occurred on January 1, 2016. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on this date, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2016	2017
	Unaudited

Revenues	$295,698	$283,605
Net income (loss)	$15,556	$(89)

Adaptik Corporation [Member]
Schedule of estimated fair values of the assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Net liabilities	$(2,697)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,179

Knowledge Price [Member]
Schedule of estimated fair values of the assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, as of the acquisition date:

Net assets	$780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195

Net assets acquired	$6,029